Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Entity Central Index Key	0001059040
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2020
Document Effective Date	Jul. 30, 2020
Prospectus Date	Apr. 29, 2020
AIG Senior Floating Rate Fund | Class W
Prospectus:
Trading Symbol	NFRWX
AIG Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	NFRCX
AIG Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	SASFX